Report of Independent Registered
Public Accounting Firm


Board of Directors and Stockholders
IDR Core Property Index Fund Ltd.


In planning and performing our audit of
the financial statements of IDR Core
Property Index Fund Ltd. (the Company)
as of and for the year ended June 30,
2023, in accordance with the standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the
Company's internal control over
financial reporting, including controls
over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Company's internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Company is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).
A company's internal control over
financial reporting includes those
policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the
Company's annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Company's
internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Company's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2023.



This report is intended solely for the
information and use of management and
the Board of Directors of the Company
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/ RSM US LLP

Denver, Colorado
August 29, 2023





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